DISCONTINUED OPERATIONS (Summary of activity of discontinued operations) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net (loss) income	$ (2,210)	$ (3,057)	$ (6,513)	$ (2,328)	$ (4,892)	$ 23,783
Income tax benefit (expense)					(251)	253
Home health business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues					87,920	222,104
Cost of services					89,783	188,952
Interest expense, net					(1,510)	(1,152)
Income tax benefit (expense)					(251)	253
Gain on disposal of assets					$ 1,251	$ 0